Information on remuneration - Remuneration costs of individual members of the Board of Management (Detail) - Board of management [Member] - EUR (€)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Information on remuneration [Line Items]
Key management personnel compensation	€ 10,300,000	€ 11,400,000	€ 9,700,000
Base salary [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	2,720,000	2,690,000	2,636,250
Key management personnel compensation other	168,742	179,428	154,256
Key management personnel compensation	10,134,217	11,364,217	9,719,143
Base salary [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,325,000	1,325,000	1,295,000
Key management personnel compensation other	57,224	62,176	52,713
Key management personnel compensation	5,452,299	6,153,067	5,260,111
Base salary [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	790,000	785,000	770,000
Key management personnel compensation other	68,908	70,267	63,265
Key management personnel compensation	2,652,864	3,007,990	2,602,606
Base salary [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	605,000	580,000	571,250
Key management personnel compensation other	42,610	46,986	38,278
Key management personnel compensation	2,029,054	2,203,160	1,856,426
Annual incentive [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	1,528,211	2,333,020	1,944,957
Annual incentive [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	850,915	1,298,500	1,091,800
Annual incentive [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	360,103	596,600	517,472
Annual incentive [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, short-term employee benefits	317,192	437,920	335,685
Performance share plans [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	4,684,863	5,122,916	3,944,464
Performance share plans [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	2,626,295	2,874,467	2,235,166
Performance share plans [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	1,172,533	1,295,996	995,483
Performance share plans [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	886,035	952,453	713,815
Restricted shares [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	0
Restricted shares [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	0
Restricted shares [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	0
Restricted shares [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, share-based payment	0	0	0
Pension allowances [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	950,014	957,849	960,076
Pension allowances [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	565,403	565,922	559,052
Pension allowances [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	233,857	233,126	230,006
Pension allowances [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	150,755	158,800	171,018
Pension scheme costs [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	82,387	81,004	79,140
Pension scheme costs [Member] | F.A. van Houten [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	27,462	27,001	26,380
Pension scheme costs [Member] | A. Bhattacharya [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	27,462	27,001	26,380
Pension scheme costs [Member] | M.J. van Ginneken [Member]
Information on remuneration [Line Items]
Key management personnel compensation, post-employment benefits	€ 27,462	€ 27,001	€ 26,380